UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

ALLIANCEBERNSTEIN EQUITY INCOME FUND, INC.

(Prior to September 1, 2010, known as AllianceBernstein Utility Income Fund, Inc.)

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Equity Income Fund

Portfolio of Investments

August 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 99.4%
Financials – 22.4%
Banks – 4.3%
Bank of America Corp.	665,320	$10,704,999
Fifth Third Bancorp	74,370	1,517,520
JPMorgan Chase & Co.	188,360	11,198,002
Wells Fargo & Co.	329,750	16,962,340

		40,382,861

Capital Markets – 1.1%
Federated Investors, Inc. - Class B	330,080	10,130,155

Consumer Finance – 2.5%
Capital One Financial Corp.	103,215	8,469,823
Discover Financial Services	95,350	5,946,979
Navient Corp.	343,170	6,156,470
SLM Corp.	343,170	3,040,486

		23,613,758

Insurance – 9.1%
Allstate Corp. (The)	99,820	6,137,932
American Financial Group, Inc./OH	225,480	13,522,036
American International Group, Inc.	168,940	9,470,776
AON PLC	53,620	4,673,519
Assurant, Inc.	157,280	10,498,440
Chubb Corp. (The)	80,160	7,370,712
Lincoln National Corp.	287,810	15,841,063
PartnerRe Ltd.	134,070	14,974,278
Validus Holdings Ltd.	52,880	2,068,137

		84,556,893

Real Estate Investment Trusts (REITs) – 4.7%
Ashford Hospitality Trust, Inc.	587,020	6,803,562
Associated Estates Realty Corp.	315,080	5,828,980
Blackstone Mortgage Trust, Inc. - Class A	155,910	4,529,185
DiamondRock Hospitality Co.	331,980	4,421,974
Digital Realty Trust, Inc.	34,100	2,225,025
Granite Real Estate Investment Trust	249,890	9,495,820
Hersha Hospitality Trust	619,000	4,203,010
STAG Industrial, Inc.	277,850	6,510,025

		44,017,581

Thrifts & Mortgage Finance – 0.7%
Home Loan Servicing Solutions Ltd.	276,400	6,053,160

		208,754,408

Information Technology – 21.8%
Communications Equipment – 2.8%
Brocade Communications Systems, Inc.	1,223,010	12,902,756
Cisco Systems, Inc.	144,930	3,621,801
Harris Corp.	140,370	10,021,014

		26,545,571

IT Services – 4.5%
Booz Allen Hamilton Holding Corp.	590,010	13,086,422
Western Union Co. (The) - Class W	510,190	8,913,019

Company	Shares	U.S. $ Value
Xerox Corp.	1,429,690	$19,744,019

		41,743,460

Semiconductors & Semiconductor Equipment – 4.5%
Applied Materials, Inc.	485,130	11,208,929
Intel Corp.	794,045	27,728,051
Micron Technology, Inc.(a)	99,570	3,245,982

		42,182,962

Software – 2.4%
Microsoft Corp.	489,170	22,222,993

Technology Hardware, Storage & Peripherals – 7.6%
Apple, Inc.	412,090	42,239,225
Hewlett-Packard Co.	747,280	28,396,640

		70,635,865

		203,330,851

Consumer Discretionary – 12.0%
Auto Components – 0.7%
Goodyear Tire & Rubber Co. (The)	164,590	4,274,402
Lear Corp.	25,540	2,582,860

		6,857,262

Automobiles – 1.3%
Ford Motor Co.	697,850	12,149,568

Hotels, Restaurants & Leisure – 1.3%
DineEquity, Inc.	56,100	4,667,520
McDonald’s Corp.	49,300	4,620,396
Starwood Hotels & Resorts Worldwide, Inc.	27,500	2,324,850

		11,612,766

Household Durables – 0.5%
Garmin Ltd.	85,500	4,645,215

Media – 3.4%
CBS Outdoor Americas, Inc.	21,904	752,841
Meredith Corp.	13,091	609,779
Regal Entertainment Group - Class A	738,730	15,550,267
Time Warner, Inc.	58,870	4,534,756
Twenty-First Century Fox, Inc. - Class A	230,370	8,159,705
Viacom, Inc. - Class B	20,962	1,701,066

		31,308,414

Multiline Retail – 1.0%
Macy’s, Inc.	151,320	9,425,723

Specialty Retail – 3.8%
Foot Locker, Inc.	282,400	15,845,464
GameStop Corp. - Class A(b)	290,250	12,248,550
Gap, Inc. (The)	112,850	5,208,027
Office Depot, Inc.(a)	490,830	2,513,050

		35,815,091

		111,814,039

Company	Shares	U.S. $ Value
Health Care – 11.8%
Biotechnology – 0.9%
Gilead Sciences, Inc.(a)	42,390	$4,560,316
Theravance, Inc.(b)	161,540	3,805,882

		8,366,198

Health Care Providers & Services – 2.2%
Aetna, Inc.	108,900	8,943,957
WellPoint, Inc.	101,170	11,787,317

		20,731,274

Pharmaceuticals – 8.7%
GlaxoSmithKline PLC (Sponsored ADR)	380,690	18,691,879
Johnson & Johnson	185,410	19,232,579
Merck & Co., Inc.	245,430	14,752,797
Pfizer, Inc.	953,970	28,037,179

		80,714,434

		109,811,906

Energy – 9.0%
Energy Equipment & Services – 1.5%
Diamond Offshore Drilling, Inc.(b)	140,830	6,188,070
Halliburton Co.	119,200	8,059,112

		14,247,182

Oil, Gas & Consumable Fuels – 7.5%
Chevron Corp.	97,570	12,630,437
Hess Corp.	245,330	24,802,863
Murphy Oil Corp.	137,210	8,571,509
Occidental Petroleum Corp.	234,150	24,288,379

		70,293,188

		84,540,370

Industrials – 8.2%
Aerospace & Defense – 1.8%
Lockheed Martin Corp.	53,020	9,225,480
Northrop Grumman Corp.	61,550	7,830,391

		17,055,871

Airlines – 0.6%
Delta Air Lines, Inc.	125,300	4,959,374

Commercial Services & Supplies – 1.5%
Pitney Bowes, Inc.	527,580	14,276,315

Industrial Conglomerates – 0.8%
General Electric Co.	271,420	7,051,492

Machinery – 3.5%
Caterpillar, Inc.	63,240	6,897,587
Dover Corp.	173,580	15,252,474
ITT Corp.	223,230	10,683,788

		32,833,849

		76,176,901

Company	Shares	U.S. $ Value
Utilities – 4.8%
Electric Utilities – 2.8%
American Electric Power Co., Inc.	193,279	$10,379,082
Edison International	185,560	10,974,019
Pepco Holdings, Inc.	83,600	2,304,016
Westar Energy, Inc.	72,140	2,664,130

		26,321,247

Gas Utilities – 1.1%
Atmos Energy Corp.	62,380	3,153,933
UGI Corp.	140,040	7,419,319

		10,573,252

Multi-Utilities – 0.9%
CenterPoint Energy, Inc.	174,720	4,340,045
Public Service Enterprise Group, Inc.	92,540	3,460,070

		7,800,115

		44,694,614

Consumer Staples – 3.7%
Food & Staples Retailing – 0.8%
Kroger Co. (The)	140,000	7,137,200

Food Products – 2.0%
Kraft Foods Group, Inc.	317,776	18,717,006

Household Products – 0.4%
Kimberly-Clark Corp.	34,450	3,720,600

Tobacco – 0.5%
Altria Group, Inc.	54,000	2,326,320
Philip Morris International, Inc.	27,000	2,310,660

		4,636,980

		34,211,786

Telecommunication Services – 3.0%
Diversified Telecommunication Services – 1.8%
AT&T, Inc.	420,980	14,717,461
CenturyLink, Inc.	66,000	2,705,340

		17,422,801

Wireless Telecommunication Services – 1.2%
Vodafone Group PLC (Sponsored ADR)	325,129	11,164,930

		28,587,731

Materials – 2.7%
Chemicals – 2.7%
LyondellBasell Industries NV - Class A	204,880	23,428,028
Scotts Miracle-Gro Co. (The) - Class A	39,500	2,280,335

		25,708,363

Total Common Stocks (cost $777,992,457)		927,630,969

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07%(c) (d) (cost $934,500)	934,500	$934,500

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $778,926,957)		928,565,469

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
Investment Companies – 1.3%
AllianceBernstein Exchange Reserves - Class I, 0.07%(c) (d) (cost $12,163,258)	12,163,258	12,163,258

Total Investments – 100.8% (cost $791,090,215)(e)		940,728,727
Other assets less liabilities – (0.8)%		(7,909,992)

Net Assets – 100.0%		$932,818,735

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	As of August 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $159,361,295 and gross unrealized depreciation of investments was $(9,722,783), resulting in net unrealized appreciation of $149,638,512.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AllianceBernstein Equity Income Fund

August 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$927,630,969	$—	$—	$927,630,969
Short-Term Investments	934,500	—	—	934,500
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	12,163,258	—	—	12,163,258

Total Investments in Securities	940,728,727	—	—	940,728,727
Other Financial Instruments**	—	—	—	—

Total+	$940,728,727	$—	$—	$940,728,727

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred during the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 21, 2014